Land Use Rights (Details) - Land use rights - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Land Use Rights
Cost	¥ 4,402,470	¥ 3,846,660
Incentive payment from local government	(15,000)	(15,000)
Accumulated amortization	(209,213)	(124,481)
Land use right, net	4,178,257	3,707,179
Total amortization expense	¥ 84,700	¥ 72,200	¥ 31,300